INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 5. INCOME TAXES

United States

EOS, Inc. is incorporated in the United States of America and is subject to United States federal taxation. No provisions for income taxes have been made as the Company has no taxable income for the period. As of June 30, 2019, the Company had net operating loss carry forwards of $545,566 that may be available to reduce future years’ taxable income. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements as their realization is determined not likely to occur and, accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards. No tax benefit has been realized since a 100 % valuation allowance has offset deferred tax asset resulting from the net operating losses.

British Virgin Islands

EOS International Inc. is incorporated in British Virgin Islands and are not required to pay income tax.

Taiwan

The subsidiary of EOS Inc. and Emperor Star are incorporated in Taiwan. According to the amendments to the “Taiwan Income Tax Act” enacted by the office of the President of Taiwan on February 7, 2018, an increase in the statutory income tax rate from 17% to 20% and decrease in the undistributed earning tax from 10% to 5% are effective from January 1, 2018.

People’s Republic of China (“PRC”)

Under the Enterprise Income Tax (“EIT”) Law of the PRC, the standard EIT rate is 25%. The PRC subsidiary of the Company is subject to PRC income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which they operate. No provision for income taxes have been made as Maosong had no taxable income as of and for the six months ended June 30, 2019.

Provision for income tax consists of the following:

	For the Six Months Ended June 30,
	2019	2018
Current income tax
U.S.	$-	$-
Taiwan	-	25,295
PRC	-	-
Sub total	-	25,295

Deferred income tax
U.S.
Deferred tax assets for NOL carryforwards	(3,523)	(25,320)
Valuation allowance	3,523	25,320
Net changes in deferred income tax (benefit)	-	-
Total income tax provision	$-	$25,295

The following is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Six Months Ended June 30,
	2019	2018

U.S. statutory income tax rate	21%	21%
Taiwan unified income tax rate	20%	20%
PRC standard EIT rate	25%	N/A
Changes in valuation allowance	(66)%	(41)%
Other	-%	-%
Effective combined income tax rate	-%	-%

Significant components of the Company’s deferred taxes as of June 30, 2019 and December 31, 2018 were as follows:

	June 30,	December 31,
	2019	2018
Deferred tax assets:	(Unaudited)
Net operating loss carryforwards	$114,569	$111,556
Less: Valuation allowance	(114,569)	(111,556)
Deferred tax assets, net	$-	$-

Note 3. INCOME TAXES

United States

EOS, Inc. is incorporated in the United States of America and is subject to United States federal taxation. No provisions for income taxes have been made as the Company has no taxable income for the period. As of December 31, 2018, the Company had net operating loss carry forwards of $531,218 that may be available to reduce future years’ taxable income through 2038. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements as their realization is determined not likely to occur and, accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards. No tax benefit has been realized since a 100 % valuation allowance has offset deferred tax asset resulting from the net operating losses.

On December 22, 2017 H.R. 1, originally known as the Tax Cuts and Jobs Act, (the “Tax Act”) was enacted. Among the significant changes to the U.S. Internal Revenue Code, the Tax Act lowers the U.S. federal corporate income tax rate (“Federal Tax Rate”) from 35% to 21% effective January 1, 2018. The 21% Federal Tax Rate will apply to earnings reported for the full 2018 fiscal year. In addition, the Company must re-measure its net deferred tax assets and liabilities using the Federal Tax Rate that will apply when these amounts are expected to reverse. As of December 31, 2018 and 2017, the Company can determine a reasonable estimate for certain effects of tax reform and is recording that estimate as a provisional amount. The provisional remeasurement of the deferred tax assets and allowance valuation of deferred tax assets at December 31, 2018 and 2017 resulted in a net effect of $0 discrete tax expenses (benefit). The provisional remeasurement amount is anticipated to change as data becomes available allowing more accurate scheduling of the deferred tax assets and liabilities primarily related to net operating loss carryover.

British Virgin Islands

EOS International Inc. is incorporated in British Virgin Islands and are not required to pay income tax.

Taiwan

The subsidiary of EOS Inc. and Emperor Star are incorporated in Taiwan. According to the amendments to the “Taiwan Income Tax Act” enacted by the office of the President of Taiwan on February 7, 2018, an increase in the statutory income tax rate from 17% to 20% and decrease in the undistributed earning tax from 10% to 5% are effective from January 1, 2018. This increase in the statutory income tax rate will affect the amounts of the current and deferred taxes recognized as of December 31, 2018. The Company is continuing to gather additional information to determine the final impact.

Provision for income tax consists of the following:

	For the Years Ended December 31,
	2018	2017
Current income tax
U.S.	$-	$-
Taiwan	17,795	39,708
Sub total	17,795	39,708
Deferred income tax
U.S.
Deferred tax assets for NOL carryforwards	(30,245)	(17,096)
Valuation allowance	30,245	17,096
Net changes in deferred income tax (benefit)	-	-
Total provision income tax	$17,795	$39,708

The following is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Years Ended December31,
	2018	2017

U.S. statutory income tax rate	21%	34%
Taiwan unified income tax rate	20%	17%
Provisional remeasurement of deferred taxes (U.S.)	-	(13)%
Changes in valuation allowance	(21)%	(21)%
Other	(18)%	(13)%
Effective combined income tax rate	2%	4%

Significant components of the Company’s deferred taxes as of December 31, 2018 and 2017 were as follows:

	December 31,	December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$111,556	$81,311
Less: Valuation allowance	(111,556)	(81,311)
Deferred tax assets, net	$-	$-